Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt Instrument [Line Items]
Long-term debt	$ 4,603	$ 4,657
Less: Current maturities	279	71
Total, net	4,324	4,586
Long-term debt maturing during year two	560
Long-term debt maturing during year three	265
Long-term debt maturing during year four	500
Long-term debt maturing during year five	250
Interest paid related to short-term borrowings and long-term debt	239	264	230
5.75% Notes Due November 2011 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.75%
Notes maturity date	November 2011
4.625% Notes Due October 2012 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.625%
Notes maturity date	October 2012
4.5% Notes Due May 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.50%
Notes maturity date	May 2013
5.625% Notes Due November 2013 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.625%
Notes maturity date	November 2013
5.0% Notes Due December 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.00%
Notes maturity date	December 2014
4.125% Notes Due April 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.125%
Notes maturity date	April 2015
4.75% Notes Due October 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	4.75%
Notes maturity date	October 2015
5.125% Notes Due December 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.125%
Notes maturity date	December 2016
5.375% Notes Due October 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.375%
Notes maturity date	October 2017
5.25% Notes Due October 2018[Member]
Debt Instrument [Line Items]
Long-term debt	400	400
Notes interest rate, percentage	5.25%
Notes maturity date	October 2018
5.0% Notes Due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	5.00%
Notes maturity date	April 2019
4.875% Notes Due October 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	500	500
Notes interest rate, percentage	4.875%
Notes maturity date	October 2019
4.25% Notes Due November 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	300	300
Notes interest rate, percentage	4.25%
Notes maturity date	November 2020
6.0% Notes Due August 2032 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	6.00%
Notes maturity date	August 2032
6.125% Notes Due April 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	250	250
Notes interest rate, percentage	6.125%
Notes maturity date	April 2039
5.25% Notes Due November 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	300	300
Notes interest rate, percentage	5.25%
Notes maturity date	November 2039
Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 103	$ 157